Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Current taxes	$ 509	$ 829	$ 766
Deferred taxes	(125)	(181)	(57)
Taxes on income	384	648	709
Domestic	(594)	(70)	(113)
Foreign	978	718	822
Taxes on income	$ 384	$ 648	$ 709